Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series A Common Stock [Member]	Series B Non-Voting Common Stock [Member]	IZEA, Inc. Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance, value at Dec. 31, 2009	$ (2,030,969)	$ 76	$ 78	$ 0	$ 50	$ 50	$ 0	$ 0	$ 9,963,210	$ (11,994,433)
Beginning balance (in shares) at Dec. 31, 2009		762,907	778,307	0	503,436	500,000	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues				7,537,771
Conversion of preferred stock (in shares)				4,721,563
Conversion of preferred stock, value	1,444,800			472					1,444,328
Exercise of stock options, (in shares)					834
Exercise of stock options, value	918				0				918
Proceeds from Issuance of Preferred Stock and Preference Stock	2,659,554			754					2,658,800
Stock-based compensation expense	7,700								7,700
Net loss	(2,157,759)									(2,157,759)
Ending balance, value at Dec. 31, 2010	(75,756)	76	78	1,226	50	50	0	0	14,074,956	(14,152,192)
Ending balance (in shares) at Dec. 31, 2010		762,907	778,307	12,259,334	504,270	500,000	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock, value	0
Exercise of stock options, (in shares)					13,497			683
Exercise of stock options, value	1,766				0				1,766
Reverse merger and recapitalization (in shares)		(762,907)	(778,307)	(12,259,334)	(517,767)	(500,000)		875,000
Reverse merger and recapitalization, value	0	(76)	(78)	(1,226)	(50)	(50)		88	1,392
Sale of common and preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature (in shares)							230	78,030
Sale of common and preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature, value	3,043,407						0	8	3,043,399
Fair value of warrants issued in offering	(1,083,210)								(1,083,210)
Rounding (in shares)								14
Stock-based compensation shares issued in exchange for services (in shares)								12,500
Stock-based compensation shares issued in exchange for services, value	165,000							1	164,999
Stock-based compensation expense	75,950								75,950
Net loss	(3,978,592)									(3,978,592)
Ending balance, value at Dec. 31, 2011	(1,851,435)	0	0	0	0	0	0	97	16,279,252	(18,130,784)
Ending balance (in shares) at Dec. 31, 2011		0	0	0	0	0	230	966,227
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues								274,224
Sale of common stock, value	1,221,858							27	1,221,831
Conversion of preferred stock (in shares)							(225)	170,455
Conversion of preferred stock, value	0							17	(17)
Exchange of warrants for common stock (in shares)								123,052
Exchange of warrants, value	784,291							12	784,279
Exercise of stock options, (in shares)								551
Exercise of stock options, value	1,099							1	1,098
Stock issued for payment of services (in shares)								76,721
Stock issued for payment of services, value	396,468							7	396,461
Stock-based compensation	118,984								118,984
Net loss	(2,756,579)									(2,756,579)
Ending balance, value at Jun. 30, 2012	$ (2,085,314)						$ 0	$ 161	$ 18,801,888	$ (20,887,363)
Ending balance (in shares) at Jun. 30, 2012							5	1,611,230